Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	TherapeuticsMD, Inc.
Entity Central Index Key	0000025743
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 is being filed to update the registration statement on Form S-1 (Registration No. 333-185156), or the Registration Statement, of TherapeuticsMD, Inc., or the Company or Therapeutics, which was initially declared effective by the Securities and Exchange Commission on December 12, 2012, to make certain updating revisions to the information contained herein so that such information is current as of the date of filing. No additional securities are being registered under this Post-Effective Amendment No. 1.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer